INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
INCOME TAXES
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Effect of income tax difference under different tax jurisdictions	(13.44%)	(10.77%)	(10.57%)
Effect of valuation allowance on deferred income tax assets	(1.55%)	6.74%	0.63%
Effect of expense not deductible for tax purpose	(10.01%)	(20.97%)	(15.06%)
Effective tax rate	0.00%	0.00%	0.00%